UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:

811-6578

The Glenmede Portfolios

(Exact Name of Registrant as Specified in Charter)

200 Clarendon Street
Boston, Massachusetts  02116

(Address of Principal Executive Offices)(Zip Code)

Michael P. Malloy, Esq.
Secretary

Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA  19103-6996

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

1-800-442-8299

Date of Fiscal Year End: October 31, 2004

Date of Reporting Period: July 1, 2003 – June 30, 2004

Item 1. Proxy Voting Record

Muni Intermediate Portfolio

The Muni Intermediate Portfolio, a series of the Registrant, did not hold any portfolio securities with respect to which the Portfolio was entitled to vote during the period from July 1, 2003 through June 30, 2004.

New Jersey Muni Portfolio

The New Jersey Muni Portfolio, a series of the Registrant, did not hold any portfolio securities with respect to which the Portfolio was entitled to vote during the period from July 1, 2003 through June 30, 2004.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Glenmede Portfolios

By (Signature and Title)*
/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

	Date	August 30, 2004

*Print the name